Debt - Debt Maturities (Details) $ in Thousands	Apr. 28, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 4,818
2026	7,123
2027	10,198
2028	34,390
2029	75,889
Thereafter	500
Total	$ 132,918